Property and Equipment, Net - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 5,774	$ 6,416	$ 18,291	$ 19,341	$ 25,833	$ 23,114
Net carrying value of disposals of long-lived assets	23,435		23,435		66,986	45,209
Capitalized interest	$ 0		$ 0		$ 0	$ 161